Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2023	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 76,188	¥ 72,398
Derivative liabilities Fair value	70,233	71,366
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	9,627	14,758
Derivative assets Fair value	1	52
Derivative liabilities Fair value	146	200
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	3,507	5,554
Derivative assets Fair value	118	12
Derivative liabilities Fair value	¥ 20	¥ 179